Equity-Accounted Joint Ventures - Pan Union Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2022 USD ($) lease vessel	Dec. 31, 2021 USD ($) lease
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	9	9
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels	4
Difference between carrying amount and book value | $	$ 8.9	$ 9.4
Pan Union Joint Venture | LNG Carriers [Member] | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Number of vessels	2
Pan Union Joint Venture | LNG Carriers [Member] | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Number of vessels	2